Disclosure of Detailed Information About Provisions (Details) - USD ($) $ in Thousands	Jul. 31, 2021	Jan. 31, 2021
IfrsStatementLineItems [Line Items]
Current provisions	$ 53	$ 623
Non-current provisions		868
Other Provisions [Member]
IfrsStatementLineItems [Line Items]
Current provisions	53	66
Make Good Provision [Member]
IfrsStatementLineItems [Line Items]
Current provisions		557
Non-current provisions		$ 868